UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03541

ASSET MANAGEMENT FUND

(Exact name of registrant as specified in charter)

230 West Monroe Street, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (312) 214-1410

Date of fiscal year end: October 31

Date of reporting period: July 1, 2009 — June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

Large Cap Equity Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
3M Company	MMM	88579Y101	5/11/2010	Elect Ten Directors	Issuer	Yes	For	For
				Ratify appointment of PWC as accountant	Issuer	Yes	For	For
				Approval of long term incentive plan	Issuer	Yes	For	For
				Special Meetings	Shareholder	Yes	Against	For
Abbott Laboratories	ABT	002824100	4/23/2010	Elect Twelve Directors	Issuer	Yes	For	For
				Ratification of Deloitte and Touche as auditors	Issuer	Yes	For	For
				Advisory Vote	Shareholder	Yes	Against	For
				Special Shareholder meetings	Shareholder	Yes	Against	For
American Express Co	AXP	025816109	4/26/2010	Elect Twelve Directors	Issuer	Yes	For	For
				Ratification of appointment of PWC as accounting firm for 2009	Issuer	Yes	For	For
				Advisory vote approving executive compensation	Issuer	Yes	For	For
				Cumulative voting for directors	Shareholder	Yes	Against	For
				Calling of special shareholder meetings	Shareholder	Yes	Against	For
				Share retention requirements for executives	Shareholder	Yes	Against	For
Automatic Data Processing, Inc	ADP	053015103	9/11/2009	Elect Eleven Directors	Issuer	Yes	For	For
				Appointment of Deloitte and Touche	Issuer	Yes	For	For
Becton, Dickinson and Company	BDX	075887109	2/2/2010	Elect Eight Directors	Issuer	Yes	For	For
				Independent registered accountant	Issuer	Yes	For	For
				Approval of By-Law for Special Shareholder meetings	Issuer	Yes	For	For
				Amendment to 2004 Compensation Plan	Issuer	Yes	For	For
				Approval of Material Terms of Performance Goals	Issuer	Yes	For	For
				Majority Voting	Issuer	Yes	Against	For
				Cumulative Voting	Issuer	Yes	Against	For
Berkshire Hathaway, Inc.	BRK-A	084670108	5/1/2010	Elect Twelve Directors	Issuer	Yes	For	For
			1/20/2010	Amendment to existing certificate of incorporation	Issuer	Yes	For	For
				Amendment to clarify stock split of Class B shares	Issuer	Yes	For	For
				Amendment to change par value of each stock certificate	Issuer	Yes	For	For
				Amendment to increase the number of shares of Class B stock	Issuer	Yes	For	For
				Amendment to remove requirement of issuing physical stock certificates	Issuer	Yes	For	For
Cheveron Corporation	CVX	166764100	5/26/2010	Elect 16 Directors	Issuer	Yes	For	For
				Independent registered accountant	Issuer	Yes	For	For
				Amendment to reduce percentage of stockholdings required to call meeting	Issuer	Yes	For	For
				Proposal to appoint director with environmental expertise	Shareholder	Yes	Against	For
				Proposal to hold equity based compensation through retirement	Shareholder	Yes	Against	For
				Proposal for disclosure of payments to host governments	Shareholder	Yes	Against	For
				Proposal regarding guidelines for country selection	Shareholder	Yes	Against	For
				Proposal regarding financial risks of climate change	Shareholder	Yes	Against	For
				Proposal regarding human rights committee	Shareholder	Yes	Against	For
Cisco Systems, Inc.	CSCO	17275R102	9/14/2009	Elect Thirteen Directors	Issuer	Yes	For	For
				Approve amendment and restatement of 2005 stock incentive plan	Issuer	Yes	For	For
				Amendment for employee stock purchase plan	Issuer	Yes	For	For
				Ratify appointment of PWC as accountant	Issuer	Yes	For	For
				Amend company’s bi-laws to establish committee on human rights	Shareholder	Yes	Against	For
				Request for shareholders to have the ability to vote to ratify executive compensation	Shareholder	Yes	Against	For
				Request that the Board publish a report to shareholders within 6-months	Shareholder	Yes	Against	For
The Coca-Cola Company	KO	191216100	4/21/2010	Elect Fourteen Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
				Executive Compensation	Shareholder	Yes	Against	For
				Independent Board Chair	Shareholder	Yes	Against	For
				Report on Biphenyl-A	Shareholder	Yes	Against	For
				Restricted Stocks	Shareholder	Yes	Against	For
Exxon Mobil Corporation	XOM	30231G102	5/26/2010	Elect Eleven Directors	Issuer	Yes	For	For
				Ratification of Independent Auditors	Issuer	Yes	For	For
				Special Shareholder meetings	Shareholder	Yes	Against	For
				Incorporate in ND	Shareholder	Yes	Against	For
				Shareholder vote on executive compensation	Shareholder	Yes	Against	For
				Amendment of EEO policy	Shareholder	Yes	Against	For
				Policy on water	Shareholder	Yes	Against	For
				Wetlands restoration policy	Shareholder	Yes	Against	For
				Report on Canadian oil sands	Shareholder	Yes	Against	For
				Report on natural gas production	Shareholder	Yes	Against	For
				Report on energy technology	Shareholder	Yes	Against	For
				Greenhouse gas emission goals	Shareholder	Yes	Against	For
				Planning assumptions	Shareholder	Yes	Against	For
General Dynamics Corporation	GD	369550108	5/5/2010	Elect Ten Directors	Issuer	Yes	For	For
				Selection of Independent Auditors	Issuer	Yes	For	For
				Weapons in Space	Shareholder	Yes	Against	For
General Electric Co.	GE	369604103	4/28/2010	Elect Sixteen Directors	Issuer	Yes	For	For
				Ratification of KPMG	Issuer	Yes	For	For
				Cumulative voting	Shareholder	Yes	Against	For
				Special shareholder meeting	Shareholder	Yes	Against	For
				Independent Board Chair	Shareholder	Yes	Against	For
				Pay Disparity	Shareholder	Yes	Against	For
				Key Board Committees	Shareholder	Yes	Against	For
				Advisory vote on executive compensation	Shareholder	Yes	Against	For
Home Depot, Inc.	HD	437076102	5/20/2010	Elect Nine Directors	Issuer	Yes	For	For
				Ratify appointment of KPMG	Issuer	Yes	For	For
				Approval of performance goals	Issuer	Yes	For	For
				Cumulative voting	Shareholder	Yes	Against	For
				Executive officer compensation	Shareholder	Yes	Against	For
				Special Shareholder meetings	Shareholder	Yes	Against	For
				Shareholder action by written consent	Shareholder	Yes	Against	For
				Independent chairman of the board	Shareholder	Yes	Against	For
				Employment diversity report	Shareholder	Yes	Against	For

International Business Machine Corporation	IBM	459200101	4/27/2010	Elect Fourteen Directors	Issuer	Yes	For	For
				Ratification of Independent Accounting Firm registration	Issuer	Yes	For	For
				Proposal on executive compensation and income	Shareholder	Yes	Against	For
				Cumulative Voting	Shareholder	Yes	Against	For
				New threshold for calling special meetings	Shareholder	Yes	Against	For
				Proposal on advisory vote on executive compensation	Shareholder	Yes	Against	For
Johnson & Johnson	JNJ	478160104	4/22/2010	Elect Ten Directors	Issuer	Yes	For	For
				Ratification of appointment of PWC as accounting firm for 2009	Issuer	Yes	For	For
				Advisory vote on executive compensation	Shareholder	Yes	Against	For
				Special Shareholder meetings	Shareholder	Yes	Against	For
McDonald’s Corporation	MCD	580135101	5/20/2010	Elect Four Directors	Issuer	Yes	For	For
				Appointment of Auditor	Issuer	Yes	For	For
				Executive compensation	Shareholder	Yes	Against	For
				Simple majority vote	Shareholder	Yes	Against	For
				Controlled atmosphere stunning	Shareholder	Yes	Against	For
				Cage free eggs	Shareholder	Yes	Against	For
Medtronics, inc.	MDT	585055106	8/27/2009	Elect seven directors	Issuer	No	N/A	N/A
				Ratify appointment of PWC as accountant	Issuer	No	N/A	N/A
				Approve stock purchase plan	Issuer	No	N/A	N/A
				Approve stock award and incentive plan	Issuer	No	N/A	N/A
Microsoft Corporation	MSFT	594918104	11/19/2009	Elect Nine Directors	Issuer	Yes	For	For
				Ratification of selection of Deloitte and Touch as auditor	Issuer	Yes	For	For
				Articles of Incorporation	Shareholder	Yes	Against	For
				Executive compensation	Issuer	Yes	For	For
				Healthcare reform principles	Shareholder	Yes	Against	For
				Chartable Contributions	Shareholder	Yes	Against	For
Omnicom Group Inc.	OMC	681919106	5/25/2010	Elect Twelve Directors	Issuer	Yes	For	For
				Appointment of KPMG as auditor	Issuer	Yes	For	For
				Incentive award plan	Issuer	Yes	For	For
				Approval of change to voting standard for election of directors	Issuer	Yes	For	For
				Expense reimbursements	Shareholder	Yes	Against	For
				Death benefit payments	Shareholder	Yes	Against	For
				Supermajority voting provisions	Shareholder	Yes	Against	For
PepsiCo, Inc.	PEP	713448108	5/5/2010	Elect Twelve Directors	Issuer	Yes	For	For
				Approval of independent registered accountant	Issuer	Yes	For	For
				Executive incentive plan	Issuer	Yes	For	For
				Charitable contributions report	Shareholder	Yes	Against	For
				Shareholder right to call special meetings	Shareholder	Yes	Against	For
				Public Policy Report	Shareholder	Yes	Against	For
Praxair, Inc.	PX	74005P104	4/27/2010	Elect Nine Directors	Issuer	Yes	For	For
				Appointment of independent auditors	Issuer	Yes	For	For
Procter & Gamble Co	PG	742718109	10/13/2009	Elect Thirteen Directors	Issuer	No	N/A	N/A
				Independent Public Accountant	Issuer	No	N/A	N/A
				Amend code of regulations	Issuer	No	N/A	N/A
				Approve stock incentive plan	Issuer	No	N/A	N/A
				Cumulative voting	Shareholder	No	N/A	N/A
				Advisory vote on executive compensation	Shareholder	No	N/A	N/A
Sysco Corporation	SYY	871829107	11/18/2009	Elect Four Directors	Issuer	Yes	For	For
				Non-Employee Director Stock Plan	Issuer	Yes	For	For
				Authorization Amendments to Stock Incentive Plan	Issuer	Yes	For	For
				Executive payment terms approval	Issuer	Yes	For	For
				Appointment of Ernst & Young as auditor	Issuer	Yes	For	For
				Approval of advisory proposal for change in philosophy for compensation	Issuer	Yes	For	For
				Principles for health care reform	Issuer	Yes	For	For
UnitedHealth Group, Inc.	UNH	91324P102	5/24/2010	Election of nine board members	Issuer	Yes	For	For
				Ratification of appointment of Deloitte and Touche as public accounting firm	Issuer	Yes	For	For
				Disclosure of lobbying expenses	Shareholder	Yes	Against	For
				Advisory vote on executive compensation	Shareholder	Yes	Against	For
United Technologies Corporation	UTX	913017109	4/14/2010	Election of thirteen board members	Issuer	Yes	For	For
				Appointment of independent auditors	Issuer	Yes	For	For
				Vote on executive compensation	Shareholder	Yes	Against	For
United Parcel Service, Inc	UPS	911312106	5/6/2010	Elect Ten Directors	Issuer	Yes	For	For
				Ratification of appointment of Deloitte & Touche as accountant	Issuer	Yes	For	For
				Remove voting standards	Issuer	Yes	For	For
Wal-Mart Stores, Inc.	WMT	931142103	6/4/2010	Elect Fifteen Directors	Issuer	Yes	For	For
				Ratification of Ernst & Young as accountants	Issuer	Yes	For	For
				Approval of stock incentive plan	Issuer	Yes	For	For
				Sharesave Plan	Issuer	Yes	For	For
				Gender identity non-discrimination policy	Shareholder	Yes	Against	For
				Executive compensation plan	Shareholder	Yes	Against	For
				Political contributions report	Shareholder	Yes	Against	For
				Special Shareholder meetings	Shareholder	Yes	Against	For
				Poultry slaughter	Shareholder	Yes	Against	For
				Lobbying priorities report	Shareholder	Yes	Against	For
Wells Fargo & Co.	WFC	949746101	4/27/2010	Elect Sixteen Directors	Issuer	Yes	For	For
				Compensation of Named Executives	Issuer	Yes	For	For
				Certificate of incorporation	Issuer	Yes	For	For
				Ratify appointment of KPMG as independent auditors	Issuer	Yes	For	For
				Advisory vote on executive compensation	Shareholder	Yes	Against	For
				Proposal to require independent chairman	Shareholder	Yes	Against	For
				Report on Charitable Contributions	Shareholder	Yes	Against	For
				Report on Political Contributions	Shareholder	Yes	Against	For

The following Funds of Asset Management Fund did not receive any proxy solicitations for the period:

Money Market Fund

Ultra Short Mortgage Fund

Ultra Short Fund

Short U.S. Government Fund

Intermediate Mortgage Fund

U.S. Government Mortgage Fund

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Asset Management Fund

By (Signature and Title)*	/s/Rodger D. Shay, Jr.
Rodger D. Shay, Jr., President

Date 8/6/10

*              Print the name and title of each signing officer under his or her signature.